Financial Instruments - Summary of Foreign Currency Risk from Non-derivative Financial Instruments (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Apr. 01, 2019 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	₨ 110,523			₨ 104,862
Cash and cash equivalents	144,499	$ 1,917		158,529	₨ 44,925
Other assets	14,495			19,757
Loans, borrowings and bank overdrafts	(78,042)			(99,467)
Lease liabilities	(19,198)		₨ (15,379)
Currency risk [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	67,878			62,088
Unbilled receivables	16,579			14,965
Contract assets	11,516			10,005
Cash and cash equivalents	22,767			31,589
Other assets	61,097			20,397
Loans, borrowings and bank overdrafts	(36,578)			(50,611)
Lease liabilities	(8,014)
Trade payables, accrued expenses and other liabilities	(39,514)			(42,746)
Net assets/ (liabilities)	95,731			45,687
U.S.Dollar [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	42,329			39,896
Unbilled receivables	11,127			8,038
Contract assets	5,517			4,706
Cash and cash equivalents	13,481			21,997
Other assets	49,835			8,553
Loans, borrowings and bank overdrafts	(36,578)			(50,516)
Lease liabilities	(3,393)
Trade payables, accrued expenses and other liabilities	(27,457)			(27,202)
Net assets/ (liabilities)	54,861			5,472
EURO [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	8,860			8,030
Unbilled receivables	1,030			1,609
Contract assets	1,559			1,445
Cash and cash equivalents	3,978			2,884
Other assets	4,314			1,173
Loans, borrowings and bank overdrafts				(20)
Lease liabilities	(2,606)
Trade payables, accrued expenses and other liabilities	(3,419)			(5,779)
Net assets/ (liabilities)	13,716			9,342
Great British Pound [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	7,735			5,212
Unbilled receivables	2,221			3,146
Contract assets	2,850			2,270
Cash and cash equivalents	1,697			1,573
Other assets	3,283			4,056
Loans, borrowings and bank overdrafts				(21)
Lease liabilities	(373)
Trade payables, accrued expenses and other liabilities	(3,718)			(4,646)
Net assets/ (liabilities)	13,695			11,590
Australian Dollar [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	3,044			3,542
Unbilled receivables	784			1,225
Contract assets	654			836
Cash and cash equivalents	586			1,003
Other assets	413			1,038
Loans, borrowings and bank overdrafts				(33)
Lease liabilities	(214)
Trade payables, accrued expenses and other liabilities	(1,228)			(1,526)
Net assets/ (liabilities)	4,039			6,085
Canadian Dollar [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	1,388			1,528
Unbilled receivables	291			204
Contract assets	146			150
Cash and cash equivalents	1,292			1,928
Other assets	1,447			1,033
Lease liabilities	(16)
Trade payables, accrued expenses and other liabilities	(605)			(806)
Net assets/ (liabilities)	3,943			4,037
Other currencies [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	4,522			3,880
Unbilled receivables	1,126			743
Contract assets	790			598
Cash and cash equivalents	1,733			2,204
Other assets	1,805			4,544
Loans, borrowings and bank overdrafts				(21)
Lease liabilities	(1,412)
Trade payables, accrued expenses and other liabilities	(3,087)			(2,787)
Net assets/ (liabilities)	₨ 5,477			₨ 9,161